Business acquisitions (West Polaris - Summary of Acquisition Transaction) (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
		Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Gain on bargain purchase	[1]			$ 0.0	$ (9.3)	$ 0.0
West Polaris
Consideration
Cash		$ 204.0
Contingent consideration		95.3
Seller's Credit		44.6
Working capital adjustment		30.7
Total purchase price		374.6
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash		20.0
Current assets		52.1
Intangible asset - favorable drilling contract		124.3
Drilling unit		575.3
Long term interest bearing debt		(336.0)
Current liabilities		(20.2)
Non-current liabilities		(1.3)
Total identifiable net assets		414.2
Measurement period adjustment			$ (30.3)
Gain on bargain purchase		$ (39.6)	(9.3)
Total			$ 374.6		$ 374.6

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".